UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                                ----------------------------

Check here if Amendment [ X ]; Amendment Number: 1
                                                 -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Longbow Capital Partners, L.P.
           --------------------------------------------------
Address:    598 Madison Avenue
           --------------------------------------------------
            New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-11083
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Thomas M. Fitzgerald III
           --------------------------------------------------
Title:       Managing Member
           --------------------------------------------------
Phone:       (212) 345-3700
           --------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Thomas M. Fitzgerald III      New York, New York        May 15, 2007
-----------------------------      ------------------        ------------
          [Signature]                [City, State]              [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          27
                                               -------------

Form 13F Information Table Value Total:         $579,923
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                     13F File Number                   Name

NONE


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                                                  FORM 13F INFORMATION TABLE

              COLUMN 1              COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7          COLUMN 8
-----------------------------  ---------------  ---------  --------  ------------------ ----------  -------- -----------------------
                                                            VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER             TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION  MANAGERS   SOLE    SHARED   NONE
-----------------------------  ---------------  ---------  --------  --------  --- ---- ----------  -------- ------- -------- ------
ALLEGHENY ENERGY INC           COM             017361106    61,558   1,252,700  SH         SOLE     1,252,700              0
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AMERICAN ELEC PWR INC          COM             025537101    72,762   1,492,561  SH         SOLE     1,492,561              0
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ATMOS ENERGY CORP              COM             049560105    12,643     404,200  SH         SOLE       404,200              0
------------------------------------------------------------------------------------------------------------------------------------
CONSOL ENERGY INC              COM             20854P109     3,995     102,100  SH         SOLE       102,100              0
------------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION ENERGY GROUP I   COM             210371100    53,622     616,700  SH         SOLE       616,700              0
------------------------------------------------------------------------------------------------------------------------------------
EDISON INTL                    COM             281020107    30,859     628,100  SH         SOLE       628,100              0
------------------------------------------------------------------------------------------------------------------------------------
ENBRIDGE ENERGY MANAGEMENT L   SHS UNITS LLI   29250X103     5,445     100,816  SH         SOLE       100,816              0
------------------------------------------------------------------------------------------------------------------------------------
ENTERGY CORP NEW               COM             29364G103    28,643     273,000  SH         SOLE       273,000              0
------------------------------------------------------------------------------------------------------------------------------------
ESCO TECHNOLOGIES INC          COM             296315104     1,479      33,000  SH         SOLE        33,000              0
------------------------------------------------------------------------------------------------------------------------------------
EXELON CORP                    COM             30161N101     2,061      30,000  SH         SOLE        30,000              0
------------------------------------------------------------------------------------------------------------------------------------
FLUOR CORP NEW                 COM             343412102     6,585      73,400  SH         SOLE        73,400              0
------------------------------------------------------------------------------------------------------------------------------------
GENERAL CABLE CORP DEL NEW     COM             369300108     6,540     122,400  SH         SOLE       122,400              0
------------------------------------------------------------------------------------------------------------------------------------
GREAT PLAINS ENERGY INC        COM             391164100    25,356     781,400  SH         SOLE       781,400              0
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ITRON INC                      COM             465741106     5,073      78,000  SH         SOLE        78,000              0
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MCDERMOTT INTL INC             COM             580037109     3,296      67,300  SH         SOLE        67,300              0
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NRG ENERGY INC                 COM NEW         629377508    61,700     856,465  SH         SOLE       856,465              0
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NORTHEAST UTILS                COM             664397106    31,470     960,337  SH         SOLE       960,337              0
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PEABODY ENERGY CORP            COM             704549104     2,266      56,300  SH         SOLE        56,300              0
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PEPCO HOLDINGS INC             COM             713291102    29,920   1,031,000  SH         SOLE     1,031,000              0
------------------------------------------------------------------------------------------------------------------------------------
QUESTAR CORP                   COM             748356102     5,897      66,100  SH         SOLE        66,100              0
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SIERRA PAC RES NEW             COM             826428104    31,673   1,822,404  SH         SOLE     1,822,404              0
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UNION PAC CORP                 COM             907818108     1,016      10,000  SH         SOLE        10,000              0
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UNISOURCE ENERGY CORP          COM             909205106    21,835     581,500  SH         SOLE       581,500              0
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UNIVERSAL COMPRESSION
 HLDGS INC                     COM             913431102     3,601      53,200  SH         SOLE        53,200              0
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WASHINGTON GROUP INTL INC      COM NEW         938862208     3,221      48,500  SH         SOLE        48,500              0
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WILLIAMS COMPANIES INC DEL     COM             969457100     5,151     181,000  SH         SOLE       181,000              0
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WISCONSIN ENERGY CORP          COM             976657106    62,256   1,283,100  SH         SOLE     1,283,100              0

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